AMOUNTS DUE TO RELATED PARTIES (Tables)	12 Months Ended
May 31, 2024
Amounts Due To Related Parties
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following:

	As of May 31,
	2024	2023
	$’000	$’000
Due to related parties*
- E U Holdings Pte. Ltd.(1)	663	902
- Soon Aik Global Pte Ltd(2)	8	8
- Amount due to shareholders(3)	395	576
- Amount due to director loans(4)	245	87
- Amount due to KDS Steel Pte Ltd(5)	5	-

	1,316	1,573

(1)	E U Holdings Pte. Ltd. is company incorporated in Singapore and owned 50% by Mr. Neo Chin Heng and 50% by Mr. Ng Eng Guan.
(2)	Soon Aik Global Pte Ltd is company incorporated in Singapore and owned 25% by Mr. Neo Chin Heng.
(3)	The shareholders consist of Ms. Siow KL, Mr. Lim TC, Mr. Lim KS and Arc Development.
(4)	The director loans are due to Mr. Lim CP.
(5)	KDS Steel Pte. Ltd. is company incorporated in Singapore and owned 100% by E U Holdings Pte Ltd.

*	The amounts are unsecured, interest-free and non-repayable on demand.